Investment in Films and Television Programs - Summary of Company's Investments in Films and Television Programs (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Investment in films and television programs, net	$ 1,929.0	$ 1,786.7
Released, net of accumulated amortization [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	992.2	779.9
Completed and not released [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	225.4	289.8
In progress [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	644.4	649.1
In development [Member]
Schedule of Investments [Line Items]
Investment in films and television programs, net	$ 67.0	$ 67.9